FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:        //   (a)

           or fiscal year ending:               12/31/97(b)


Is this a transition report?  (Y/N)   N
                                    ------

Is this an amendment to a previous filing?  (Y/N)   N
                                                  ------

Those items or sub-items with a box "/ / " after the item number should be completed only if the answer has changed from the previous filing on this form.


1.    A.   Registrant Name:  Empire State Municipal Exempt Trust

      B.   File Number:  811-2838

      C.   Telephone Number:  (212) 953-7532


2.   A.    Street:  6 East 43rd Street
     B.    City:  New York                                C.  State:  NY          D.  Zip Code:  10017     Zip Ext:
     E.    Foreign Country:                                                       Foreign Postal Code:


3.    Is this the first filing on this form by Registrant? (Y/N)                              N
                                                                                ------------------------------------

4.    Is this the last filing on this form by Registrant? (Y/N)                               N
                                                                                ------------------------------------

5.    Is Registrant a small business investment company (SBIC)? (Y/N)                         N
      [If answer is "Y" (Yes), complete only items 89 through 110.]             ------------------------------------


6.    Is Registrant a unit investment trust (UIT)? (Y/N)                                      Y
      [If answer is "Y" (Yes), complete only items 111 through 132.]            ------------------------------------


7.    A.   Is Registrant a series or multiple portfolio company? (Y/N)
           [If answer is "N" (No), go to item 8.]                               ------------------------------------


      B.   How many separate series or portfolios did Registrant have at the end of the period?
                                                                                               ------------------------------------


462953.1

                                                         If filing more than one
                                                         Page 47, "X" box: / /


For period ending 12/31/97

File number 811-2838



UNIT INVESTMENT TRUSTS


111.       A.   / /   Depositor Name:
           B.   / /   File Number (If any):
           C.   / /   City:                              State:                   Zip Code:                Zip Ext:
                / /   Foreign Country:                                            Foreign Postal Code:


111.       A.   / /   Depositor Name:
           B.   / /   File Number (If any):
           C.   / /   City:                              State:                   Zip Code:                Zip Ext:
                / /   Foreign Country:                                            Foreign Postal Code:


112.       A.   / /   Sponsor Name:
           B.   / /   File Number (If any):
           C.   / /   City:                              State:                   Zip Code:                Zip Ext:
                / /   Foreign Country:                                            Foreign Postal Code:


112.       A.   / /   Sponsor Name:
           B.   / /   File Number (If any):
           C.   / /   City:                              State:                   Zip Code:                Zip Ext:
                / /   Foreign Country:                                            Foreign Postal Code:



                                       47
462953.1

                                                         If filing more than one
                                                         Page 48 "X" box: / /


For period ending 12/31/97

File number 811-2838



113.       A.  / /    Trustee Name:
           B.  / /    City:                              State:                   Zip Code:                Zip Ext:
               / /    Foreign Country:                                            Foreign Postal Code:


113.       A.  / /    Trustee Name:
           B.  / /    City:                              State:                   Zip Code:                Zip Ext:
               / /    Foreign Country:                                            Foreign Postal Code:


114.       A.  / /    Principal Underwriter Name:
           B.  / /    File Number:  8-
           C.  / /    City:                              State:                   Zip Code:                Zip Ext:
                      Foreign Country:                                            Foreign Postal Code:


114.       A.  / /    Principal Underwriter Name:
           B.  / /    File Number:  8-
           C.  / /    City:                              State:                   Zip Code:                Zip Ext:
               / /    Foreign Country:                                            Foreign Postal Code:


115.       A.  / /    Independent Public Accountant Name:
           B.  / /    City:                              State:                   Zip Code:                Zip Ext:
               / /    Foreign Country:                                            Foreign Postal Code:


115.       A.  / /    Independent Public Accountant Name:
           B.  / /    City:                              State:                   Zip Code:                Zip Ext:
               / /    Foreign Country:                                            Foreign Postal Code:

                                       48
462953.1

                                                         If filing more than one
                                                         Page 49 "X" box: / /


For period ending 12/31/97

File number 811-2838




116. Family of investment companies information:

             A. / /     Is Registrant part of a family of investment companies? (Y/N)
                                                                                     ------------------------------------      -----
                                                                                                                               (Y/N)

             B. / /     Identify the family in 10 letters:  ___ ___ ___ ___ ___ ___ ___ ___ ___ ___
                        (NOTE:     In filing this form, use this identification consistently for all investment companies in family.  This designation is for purposes of this form only.)

117.         A. / /     Is Registrant a separate account of an insurance company?  (Y/N)
                                                                                        ---------------------------------      -----
                                                                                                                                Y/N

             If answer is "Y" (Yes), are any of the following types of contracts funded by the Registration?:

             B. / /     Variable annuity contracts?  (Y/N)
                                                                                        ---------------------------------      -----
                                                                                                                                Y/N

             C. / /     Scheduled premium variable life contracts?  (Y/N)
                                                                                        ---------------------------------      -----
                                                                                                                                Y/N

             D. / /     Flexible premium variable life contracts?  (Y/N)
                                                                                         ---------------------------------     -----
                                                                                                                                Y/N

             E. / /     Other types of insurance products registered under the Securities Act of 1933?  (Y/N)
                                                                                                              -----------      -----
                                                                                                                                Y/N

118.         / /   State the number of series existing at the end of the period that had securities registered under the
                   Securities Act of 1933                                                                                     133
                                         ------------------------------------------------------------------------------      -----

119.         / /   State the number of new series for which registration statements under the Securities Act of 1933
                   became effective during the period                                                                           6
                                         ------------------------------------------------------------------------------      -----

120.         / /   State the total value of the portfolio securities on the date of deposit for the new series included in
                   item 119 ($000's omitted)                                                                                $ 60,000
                                          ------------------------------------------------------------------------------      -----

121.         / /   State the number of series for which a current prospectus was in existence at the end of the period
                                                                                                                               89
                                          ------------------------------------------------------------------------------      -----

122.         / /   State the number of existing series for which additional units were registered under the Securities
                   Act of 1933 during the current period                                                                        0
                                           -----------------------------------------------------------------------------      -----





                                       49
462953.1

                                                         If filing more than one
                                                         Page 50 "X" box: / /


For period ending 12/31/97

File number 811-2838




123.  / /   State the total value of the additional units considered in answering item 122 ($000's omitted)        $
                                                                                                                    ---------------
124.  / /   State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in
            the subsequent series) ($000's omitted)                                                                $
                                                                                                                    ---------------

125.  / /   State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of
            Registrant ($000's omitted)                                                                            $      3,585
                                                                                                                    ---------------

126.  / /   Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loans, if any, collected on units
            of a prior series placed in the portfolio of a subsequent series.)  ($000's omitted)                   $         645
                                                                                                                    ---------------

127.  / /   List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the
            aggregate total assets at market value as of a date at or
            near the end of the current period of each such group of
            series and the total income distributions made by each such group of series during the current period (excluding
            distributions of realized gains, if any):


                                                                 Number of                 Total Assets               Total Income
                                                                  Series                     ($000's                 Distributions
                                                                 Investing                   Omitted)               ($000's omitted
A.    U.S. Treasury direct issue                                                    $                          $
                                -----------------------   -----------------------    -------------------------  ------------------
B.    U.S. Government agency                                                        $                          $
                            ---------------------------   -----------------------    -------------------------  ------------------
C.    State and municipal tax-free                                 133              $                  941,083 $            63,939
                                  ---------------------   -----------------------    -------------------------  ------------------
D.    Public utility debt                                                           $                          $
                         ------------------------------   -----------------------    -------------------------  ------------------
E.    Brokers or dealers debt or debt of brokers' or
      dealers' parent                                                               $                          $
                     ----------------------------------   -----------------------    -------------------------  ------------------
F.    All other corporate intermed. & long-term
      debt                                                                          $                          $
          ---------------------------------------------   -----------------------    -------------------------  ------------------
G.    All other corporate short-term debt                                           $                          $
                                         --------------   -----------------------    -------------------------  ------------------
H.    Equity securities of brokers or dealers or
      parents of brokers or dealers                                                 $                          $
                                   --------------------   -----------------------    -------------------------  ------------------
I.    Investment company equity securities                                          $                          $
                                          -------------   -----------------------    -------------------------  ------------------
J.    All other equity securities                                                   $                          $
                                 ----------------------   -----------------------    -------------------------  ------------------
K.    Other securities                                                              $                          $
                      ---------------------------------   -----------------------    -------------------------  ------------------
L.    Total assets of all series of registrant                      133             $                  941,083 $            63,939
                                              ---------   -----------------------    -------------------------  ------------------

                                                         If filing more than one
                                                         Page 51 "X" box: / /


For period ending 12/31/97

File number 811-2838



128.  / /          Is the timely payment of principal and interest on any of the portfolio securities held by any of
                   Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?  (Y/N)

                   [If the answer is "N" (No), go to item 131.]                                                                  Y/N

129.  / /          Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?  (Y/N)

                   [If answer is "N" (No), go to item 131.]                                                                      Y/N

130.  / /          In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?  (Y/N)
                                                                                                                                 Y/N

131.  / /          Total expenses incurred by all series of Registrant during the current reporting period ($000's
                   omitted)                                                                                               $ 3,868
                                                                                                                        -----------

132.  / /          List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

                      811-_______          811-_______          811-_______          811-_______          811-_______

                      811-_______          811-_______          811-_______          811-_______          811-_______

                      811-_______          811-_______          811-_______          811-_______          811-_______

                      811-_______          811-_______          811-_______          811-_______          811-_______

                      811-_______          811-_______          811-_______          811-_______          811-_______

                      811-_______          811-_______          811-_______          811-_______          811-_______

                      811-_______          811-_______          811-_______          811-_______          811-_______

                      811-_______          811-_______          811-_______          811-_______          811-_______

                      811-_______          811-_______          811-_______          811-_______          811-_______



                                       51
462953.1

This report is signed on behalf of the registrant.


City of:  New York           State of:  New York        Date:  February 27, 1998

Name of Registrant:  Empire State Municipal Exempt Trust


By:   /s/ James Vaccacio                              /s/ Michael J. Lynch
      ---------------------                          ------------------------
      Name:  James Vaccacio                          Name:  Michael J. Lynch
      Title:  Attorney-In-Fact                       Title: Director Unit Trust


462953.1